INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Intangible assets
Balance at beginning of the period	$ 181,173,079	$ 176,893,136
Additions	698,511	1,861,118
Transfers	(2,602)
Amortization of the period	(3,248,270)	(3,026,403)
Foreign currency translation	21,112	39,432
Balance at end of the period	178,641,830	175,767,283
HB4 and breeding program
Intangible assets
Balance at beginning of the period	36,464,171	35,574,371
Additions	108,522	169,819
Amortization of the period	(566,036)	(522,087)
Balance at end of the period	36,006,657	35,222,103
Integrated seed products
Intangible assets
Balance at beginning of the period	2,526,410	2,681,826
Amortization of the period	(47,622)	(48,542)
Foreign currency translation	(2,658)	36,564
Balance at end of the period	2,476,130	2,669,848
Microbiology product
Intangible assets
Balance at beginning of the period	43,570,817	41,187,249
Amortization of the period	(951,827)	(923,691)
Foreign currency translation	23,770	1,670
Balance at end of the period	42,642,760	40,265,228
Microbiological products in progress
Intangible assets
Balance at beginning of the period	11,909,700	10,452,861
Additions	559,775	1,484,198
Transfers	(2,602)
Foreign currency translation		1,118
Balance at end of the period	12,466,873	11,938,177
Trademarks and patents
Intangible assets
Balance at beginning of the period	46,201,854	47,906,064
Additions	12,587	111,285
Amortization of the period	(928,868)	(1,019,600)
Balance at end of the period	45,285,573	46,997,749
Trademarks and patents with indefinite useful lives
Intangible assets
Balance at beginning of the period	7,827,309	10,045,294
Balance at end of the period	7,827,309	10,045,294
Software
Intangible assets
Balance at beginning of the period	1,313,947	1,827,983
Transfers	33,584	137,598
Amortization of the period	(152,899)	(169,867)
Foreign currency translation		80
Balance at end of the period	1,194,632	1,795,794
Software in progress
Intangible assets
Balance at beginning of the period	609,953	580,728
Additions	17,627	95,816
Transfers	(33,584)	(137,598)
Balance at end of the period	593,996	538,946
Customer loyalty
Intangible assets
Balance at beginning of the period	20,268,101	21,636,760
Amortization of the period	(338,998)	(342,616)
Balance at end of the period	19,929,103	21,294,144
RG/RS/OX Wheat
Intangible assets
Balance at beginning of the period	10,480,817	5,000,000
Amortization of the period	(262,020)
Balance at end of the period	$ 10,218,797	$ 5,000,000